Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 580	$ 1,926
New claims	1,620	1,247
Claims settled through repurchases	0	(7)
Other settlements	(479)	(216)
Total claims settled	(479)	(223)
Claims rescinded	(17)	(28)
Transfers to/from arbitration and litigation, net	(1,604)	(2,342)
Balance at end of period	100	580
Repurchase price at the time of settlement	0	(6)
Other settlements, settlement value	(66)	(48)
Provisions for outstanding repurchase claims
Balance at beginning of period	146	55
Increase/(decrease) in provisions, net	(74)	145
Realized losses	(66)	(54)
Balance at end of period	6	146
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	77	67
New claims	11	69
Claims settled through repurchases	0	(4)
Other settlements	(58)	(31)
Total claims settled	(58)	(35)
Claims rescinded	(17)	(24)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	13	77
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	420	464
New claims	2	139
Claims settled through repurchases	0	(1)
Other settlements	(416)	(178)
Total claims settled	(416)	(179)
Claims rescinded	0	(4)
Transfers to/from arbitration and litigation, net	(2)	0
Balance at end of period	4	420
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	83	1,395
New claims	1,607	1,039
Claims settled through repurchases	0	(2)
Other settlements	(5)	(7)
Total claims settled	(5)	(9)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(1,602)	(2,342)
Balance at end of period	83	83
Transfers to litigation in period		0.3
Bank
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	580	1,926
New claims	1,620	1,247
Claims settled through repurchases	0	(7)
Other settlements	(479)	(216)
Total claims settled	(479)	(223)
Claims rescinded	(17)	(28)
Transfers to/from arbitration and litigation, net	(1,604)	(2,342)
Balance at end of period	100	580
Repurchase price at the time of settlement	0	(6)
Other settlements, settlement value	(66)	(48)
Provisions for outstanding repurchase claims
Balance at beginning of period	146	55
Increase/(decrease) in provisions, net	(74)	145
Realized losses	(66)	(54)
Balance at end of period	6	146
Bank | Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	77	67
New claims	11	69
Claims settled through repurchases	0	(4)
Other settlements	(58)	(31)
Total claims settled	(58)	(35)
Claims rescinded	(17)	(24)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	13	77
Bank | Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	420	464
New claims	2	139
Claims settled through repurchases	0	(1)
Other settlements	(416)	(178)
Total claims settled	(416)	(179)
Claims rescinded	0	(4)
Transfers to/from arbitration and litigation, net	(2)	0
Balance at end of period	4	420
Bank | Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	83	1,395
New claims	1,607	1,039
Claims settled through repurchases	0	(2)
Other settlements	(5)	(7)
Total claims settled	(5)	(9)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(1,602)	(2,342)
Balance at end of period	83	83
Transfers to litigation in period		$ 0.3